Segment reporting	12 Months Ended
Dec. 31, 2022
Segment Reporting [Abstract]
Segment Reporting
21.	Segment reporting

For the year ended December 31, 2020, the Group had one reportable segment for the primary and middle school education business from grade 1 to grade 9, provided by Lianwai School VIE. For the year ended December 31, 2021, for continuing operations, the Group had one reportable segment for the high school education business, provided by Qingtian International School VIE.

For the year ended December 31, 2022, the Group has organized its operations into two operating segments: (1) “Education services” segment, (2) “Comprehensive human resources services” segment and (3) “All other” segment. The “All other” segment consisted of the Group’s headquarters and functional departments that did not earn revenues.

The following table presents summary information by segment:

	Education services	Comprehensive human resources services	Others	Elimination adjustment	Total
	RMB	RMB	RMB	RMB	RMB
Net revenue	41,353,741	7,828,415	-	-	49,182,156
(Loss) /income before income tax expense	(7,518,721)	2,204,192	(2,352,658)	-	(7,667,187)
Net (loss)/income	(7,573,746)	1,835,174	(2,352,658)	-	(8,091,230)
Assets	497,225,087	8,730,595	212,869,438	(109,898,666)	608,926,454